Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund VIII
Entity Central Index Key	0000743366
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	24,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 438,116	$ 560,140
Property Net	2,011,825	1,997,662
Investment in Joint Venture	202,107	194,859
Uncollected Rental Revenue	61,803	79,231
Prepaid Advertising	4,403	3,281
Other Assets	23,652	24,280
TOTAL	2,741,906	2,859,453
LIABILITIES:
Distribution due to Partners	242,424	242,424
Incentive Management Fee Liability	9,005	0
Property Management Fee Liability	7,758	7,486
Deferred Income	38,958	37,991
Accrued Expenses	35,064	26,236
Other Liabilities	1,574	17,774
Total Liabilities	334,783	331,911
PARTNERS' EQUITY:
General Partners	(80,497)	(79,292)
Limited Partners	2,487,620	2,606,834
Total Partners' Equity	2,407,123	2,527,542
TOTAL	$ 2,741,906	$ 2,859,453

Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Self-storage rental income	$ 413,796	$ 441,518	$ 834,289	$ 861,852
Ancillary operating revenue	40,018	31,403	75,436	64,395
Interest and other income	42	76	99	158
TOTAL	453,856	472,997	909,824	926,405
EXPENSES:
Depreciation	5,096	4,030	6,853	7,452
Operating	161,215	180,208	327,238	331,376
General and administrative	56,158	44,995	154,713	142,069
General partners' incentive management fee	23,659	19,869	37,912	43,887
Property management fee	22,240	22,152	45,120	44,350
Total	268,368	271,254	571,836	569,134
INCOME BEFORE EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	185,488	201,743	337,988	357,271
EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	(12,974)	(15,447)	(30,048)	(34,451)
NET INCOME	198,462	217,190	368,036	391,722
AGGREGATE INCOME ALLOCATED TO:
General partners	1,985	2,172	3,680	3,917
Limited partners	196,477	215,018	364,356	387,805
TOTAL	$ 198,462	$ 217,190	$ 368,036	$ 391,722
Weighted average limited partnership units outstanding	24,000	24,000	24,000	24,000
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 8.19	$ 8.96	$ 15.18	$ 16.16

Statements of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2010	$ (79,292)	$ 2,606,834	$ 2,527,542
Net Income Allocation	3,680	364,356	368,036
Distributions	(4,885)	(483,570)	(488,455)
BALANCE, Ending at Jun. 30, 2011	$ (80,497)	$ 2,487,620	$ 2,407,123

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 368,036	$ 391,722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	6,853	7,452
Equity in earnings of real estate joint venture	(30,048)	(34,451)
Distributions from real estate joint venture	22,800	27,900
Changes in assets and liabilities:
Other assets	16,934	9,809
Incentive management fee payable to General Partners	9,005	(24,833)
Property management fees payable	272	192
Customer deposits and other liabilities	(6,405)	(19,247)
Net cash provided by operating activities	387,447	358,544
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	21,016	5,533
Net cash used in investing activities	(21,016)	(5,533)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(488,455)	(489,022)
Net cash used in financing activities	(488,455)	(489,022)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(122,024)	(136,011)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	560,140	715,441
CASH AND CASH EQUIVALENTS AT END OF PERIOD	438,116	579,430
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	242,424	242,424

General	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
General

Registrant, DSI Realty Income Fund VIII (the "Partnership") is a publicly-held limited partnership organized under the California Uniform Limited Partnership Act pursuant to a Certificate and Agreement of Limited Partnership (hereinafter referred to as "Agreement") dated November 28, 1983 and restated April 23, 1984. The General Partners are DSI Properties, Inc., a California corporation, and RJC Capital Management, LLC and JWC Capital Management, LLC. The two LLC's are those of Robert J. Conway and Joseph W. Conway, the General Partners of Diversified Investor's Agency “DIA”, a general partnership, and one of the initial General Partner’s of Registrant. The two LLCs replaced DIA as a General Partner as of 2010.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, Registrant sold twenty-four thousand (24,000) units of limited partnership interests aggregating Twelve Million Dollars ( $12,000,000). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions) without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The Partnership has acquired mini-storage facilities located in Stockton, El Centro, Huntington Beach, and Lompoc, California. The Partnership has also entered into a joint venture with DSI Realty Income Fund IX, through which the Partnership has a 30% interest in a mini-storage facility in Aurora, Colorado (Under the terms of the joint venture agreement, the Partnership is entitled to 30% of the profits and losses of the venture and owns 30% of the mini-storage facility as a tenant in common with DSI Realty Income Fund IX, which has the remaining 70% interest in the venture. The Partnership accounts for its investment in the real estate joint venture under the equity method of accounting). All facilities were acquired from Dahn Corporation ("Dahn"). Dahn is not affiliated with the Partnership. Dahn is affiliated with other partnerships in which DSI Properties, Inc. is a general partner.

The accompanying unaudited interim financial statements have been prepared by the Partnership's management in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conjunction with the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the unaudited interim financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are considered necessary for a fair presentation of the results for the interim periods presented. However, the results of operations for the interim periods are not necessarily indicative of the results that may be expected for the year ending December 31, 2011. These unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Partnership's annual Report on Form 10-K for the year ended December 31, 2010.

Fair Value of Financial Instruments

ASC 825-10 (formerly SFAS 107, “Disclosures about Fair Value of Financial Instruments”) defines financial instruments and requires disclosure of the fair value of financial instruments held by the Partnership. The Partnership considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income (loss) as part of the statement of shareholders’ equity. Instead, the Partnership must report comprehensive income (loss) in either a single continuous statement of comprehensive income (loss) which contains two sections, net income (loss) and other comprehensive income (loss), or in two separate but consecutive statements. This guidance will be effective for the Partnership beginning in fiscal 2012. The Partnership does not expect the adoption of the standard update to impact its financial position or results of operations, as it only requires a change in the format of presentation.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to have a significant impact on its financial position or results of operations.

Property	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Property

Properties owned by the Partnership are all mini-storage facilities. Depreciation is calculated using the straight-line method over the estimated useful life of 20 years. Property under capital leases is amortized over the lives of the respective leases. The total cost of property and accumulated depreciation at June 30, 2011, December 31, 2010, were as follows:

	June 30, 2011	December 31, 2010
Land	$ 1,969,877	$ 1,969,877
Buildings and improvements	6,120,463	6,099,447
Rental trucks under capital leases	70,047	70,047
Total	8,160,387	8,139,371
Less accumulated depreciation	(6,148,562)	(6,141,709)
Property, net	$ 2,011,825	$1,997,662

Net Income Per Limited Partnership Unit	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Net Income Per Limited Partnership Unit	Net income per limited partnership unit is calculated by dividing the net income allocated to the limited partners by the number of limited partnership units outstanding during the period.

Allocation of Profits and Losses	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Allocation of Profits and Losses

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash available for distribution on a cumulative basis, calculated as cash generated from operations less capital expenditures.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

The Partnership has entered into a management agreement with Dahn to operate its mini-storage facilities. The management agreement provides for a management fee equal to 5% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to  $45,120 and  $44,350, for the six month periods ended June 30, 2011 and 2010, respectively. Amounts payable to Dahn at June 30, 2011 and December 31, 2010 were  $7,758 and  $7,486, respectively

Subsequent Events	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

Events subsequent to June 30, 2011, have been evaluated through the date these unaudited interim financial statements were issued to determine whether they should be disclosed to keep the unaudited interim financial statements from being misleading. Management found no subsequent events that should be disclosed